Taxation - Schedule of Income Taxes Recognized in Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Abstract]
Income/(loss) for the year	$ (66,628)	$ (37,065)	$ (62,709)
Income tax expense/(benefit)	30,525	(55,719)	3,756
Income/(loss) before taxes	$ (36,103)	$ (92,783)	$ (58,953)